Tax matters - Significant components of deferred tax assets and liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 45,246	$ 31,528
Deferred tax liabilities	(63,381)	(59,309)
Offset between deferred tax assets and deferred tax liabilities	38,236	31,528
Total deferred tax assets due to temporary differences recognized in the statement of financial position	7,010
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(25,145)	(27,781)
Total	$ 768,296	628,826
Number of years open to review	4 years
Number of subsidiaries restructured | item	2
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 624,635	513,189
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	8,487	8,685
Unrecognised deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 135,174	$ 106,952